EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ 221	€ 1,605	€ (463)
(Losses)/Gains on remeasurement of defined benefit plans, tax	(52)	(376)	110
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	169	1,229	(353)
(Losses)/Gains on cash flow hedging instruments, before tax	(26,284)	92,898	(64,130)
(Losses)/Gains on cash flow hedging instruments, tax	6,403	(24,626)	17,960
(Losses)/Gains on cash flow hedging instruments, net of tax	(19,881)	68,272	(46,170)
Exchange differences on translating foreign operations, before tax	(6,323)	9,798	14,229
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	(6,323)	9,798	14,229
Total other comprehensive (loss)/income	(32,386)	104,301	(50,364)
Total other comprehensive (loss)/income, tax	6,351	(25,002)	18,070
Total other comprehensive (loss)/income, net of tax	€ (26,035)	€ 79,299	€ (32,294)